Cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	June 30, 2026	December 31, 2025
	€m	€m
Cash and cash equivalents	273.4	324.8
‘Cash and cash equivalents’ comprise cash balances and deposits.